Stockholders' Equity - Weighted Average Estimated Value of Employee Stock Options Granted (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of weighted-average estimated value of employee stock options granted
Expected volatility, Minimum	60.60%	61.40%	61.10%
Expected volatility, Maximum	61.60%	62.70%	61.80%
Risk-free interest rate, Minimum	1.80%	1.00%	0.90%
Risk-free interest rate, Maximum	2.00%	2.10%	1.10%
Expected dividends	0.00%	0.00%	0.00%
Minimum
Summary of weighted-average estimated value of employee stock options granted
Expected term in years	6 years	6 years	6 years
Maximum
Summary of weighted-average estimated value of employee stock options granted
Expected term in years	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days